Pay vs Performance Disclosure $ / shares in Units, shares in Millions	12 Months Ended
	Oct. 31, 2025 USD ($) $ / shares	Oct. 31, 2024 USD ($) $ / shares	Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 Employee	Oct. 31, 2019 shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay for Performance
The following table sets forth information concerning the compensation of our NEOs, including our Principal Executive Officer (“PEO”), for each of the fiscal years ended October 31, 2025, 2024, 2023, 2022, and 2021, and our financial performance for each such fiscal year:

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(2)	Net Income (Loss) ($millions)	Adjusted EBITDA ($millions)(4)
2025	3,050,746	4,085,031	1,549,036	1,875,866	87.3	115.7	40.5	110.8
2024	3,500,819	4,722,779	1,560,735	1,970,817	89.5	130.0	41.8	107.8
2023	2,575,284	(477,343)	1,160,340	677,349	71.3	116.8	(3.1)	48.4
2022	2,670,018	1,450,041	813,970	727,769	126.2	135.9	(34.9)	47.6
2021	1,266,091	5,043,593	537,456	701,194	144.0	122.2	44.9	85.3

(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Stephen J. Barnard	Bryan E. Giles, John M. Pawlowski, Juan A. Wiesner, Joanne C. Wu
2024	Stephen J. Barnard	Bryan E. Giles, John M. Pawlowski, Juan A. Wiesner, Joanne C. Wu
2023	Stephen J. Barnard	Bryan E. Giles, Juan A. Wiesner, Joanne C. Wu, Timothy A. Bulow
2022	Stephen J. Barnard	Bryan E. Giles, Juan A. Wiesner, Joanne C. Wu, Timothy A. Bulow
2021	Stephen J. Barnard	Bryan E. Giles, Juan A. Wiesner, Joanne C. Wu, Michael A. Browne

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025		2024		2023		2022		2021
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	3,050,746	1,549,036	3,500,819	1,560,735	2,575,284	1,160,340	2,670,018	813,970	1,266,091	537,456
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,157,891)	(574,124)	(1,238,312)	(609,665)	(1,717,803)	(468,097)	(1,821,201)	(307,324)	—	(41,089)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,349,044	668,906	1,903,070	877,863	1,143,910	246,459	1,735,515	292,865	—	36,309

	2025		2024		2023		2022		2021
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	12,809	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	230,124	108,188	572,164	118,663	(1,699,038)	(195,368)	(581,060)	(35,821)	2,625,582	157,052
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	613,008	123,860	(14,962)	23,221	(779,696)	(78,794)	(553,231)	(35,921)	1,151,920	48,475
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—	—	—	(37,009)
TOTAL ADJUSTMENTS	1,034,285	326,830	1,221,960	410,082	(3,052,627)	(482,991)	(1,219,977)	(86,201)	3,777,502	163,738
COMPENSATION ACTUALLY PAID	4,085,031	1,875,866	4,722,779	1,970,817	(477,343)	677,349	1,450,041	727,769	5,043,593	701,194

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq U.S. Smart Food & Beverage Total Return Index.
(3)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSUs, the closing price per share on the applicable year-ends ($11.52 for October 31, 2025, $11.80 for October 31, 2024, $9.41 for October 31, 2023, $16.64 for October 31, 2022 and $18.99 for October 31, 2021) or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for the PSUs, the fair value was calculated by multiplying the probability of achievement of the applicable performance objective as of the applicable dates by the closing price per share for the respective dates; the achievement or probability of achievement for PSUs granted on January 3, 2022 was zero as of both October 31, 2024 and 2023, and 70% as of October 31, 2022, and for PSUs granted on January 6, 2023, the achievement or probability of achievement was 174%, 102% and 60% as of October 31, 2025, 2024 and 2023, respectively, and for PSUs granted on January 5, 2024, the probability of achievement was 200% and 161% as of October 31, 2025 and 2024, respectively, and for PSUs granted January 6, 2025, the probability of achievement was 167% as of October 31, 2025; (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting dates. Awards were fully vested as of October 31, 2024. A summary of Black Scholes assumptions used for the applicable year-end or vesting dates as compared to those used at grant date is set forth below:

Assumption	Value range used for reporting dates and applicable vesting dates	Value range used in grant date fair value
Volatility	34.8%-38.8%	25%-30%
Risk-free interest rate	1.12%-4.89%	0.38%-1.7%
Expected term	2.5-6.17 years	6.25-7.2 years
Dividend yield	—	—
Forfeiture rate	—	—

For additional information on the assumptions used to calculate the valuation of the awards on the grant date, please refer to the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended October 31, 2025 and prior fiscal years.
(4)
In fiscal 2021, 2022 and 2023, the Company Selected Measure was adjusted operating income as that was the financial performance measure used under our annual cash incentive plan for those years. For fiscal 2024 and onwards, the Compensation Committee established Adjusted EBITDA as the financial performance under the 2024 annual cash incentive plan. Adjusted EBITDA refers to net income (loss), before interest expense, income taxes, depreciation and amortization expense, stock-based compensation expense, other income (expense), and income (loss) from equity method investees, further adjusted by asset impairment and disposals, farming costs for nonproductive orchards (which represents land lease costs), recognition of deferred ERP costs, advisory costs, amortization of inventory adjustments recognized from business combinations, and any special, non-recurring, or one-time items such as impairments, and any portion of these items attributable to the noncontrolling interest. A reconciliation of Adjusted EBITDA to net income is set forth below:

	Fiscal Years Ended October 31,
(In millions)	2025	2024	2023	2022	2021
Net income (loss)	$40.5	$41.8	$(3.1)	$(34.9)	$44.9
Interest expense	9.4	12.6	11.6	5.5	3.7
Provision for income taxes	21.4	18.6	2.2	3.7	21.1
Depreciation and amortization	34.6	37.7	32.8	24.8	20.4
Equity method income	(5.4)	(3.7)	(4.0)	(5.1)	(7.5)
Stock-based compensation	8.8	7.1	4.5	3.6	2.6
Severance	—	1.3	1.3	—	—
Legal settlement	—	0.2	—	—	0.8
Asset impairment and disposals, net of insurance recoveries	3.9	3.9	1.3	0.4	(0.2)
Farming costs for nonproductive orchards	1.8	1.7	1.8	1.5	0.8
ERP costs	2.2	2.2	2.2	4.6	—
Goodwill impairment	—	—	—	49.5	—
Remeasurement gain on business combination with Moruga	—	—	—	(2.0)	—
Advisory costs	1.2	—	0.3	0.6	—
Amortization of inventory adjustment recognized from business combination	—	—	0.7	0.4	—
Canada site closures	0.2	—	—	—	—
Tariffs(1)	1.1	—	—	—	—
Other (income) expense, net	(0.7)	(3.6)	0.2	(4.4)	(1.3)
Noncontrolling interest	(8.2)	(12.0)	(3.4)	(0.6)	—
Adjusted EBITDA	$110.8	$107.8	$48.4	$47.6	$85.3

(1)	Short-lived temporary tariffs imposed on Mexican imports for three days during the fiscal year.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2025	Stephen J. Barnard	Bryan E. Giles, John M. Pawlowski, Juan A. Wiesner, Joanne C. Wu
2024	Stephen J. Barnard	Bryan E. Giles, John M. Pawlowski, Juan A. Wiesner, Joanne C. Wu
2023	Stephen J. Barnard	Bryan E. Giles, Juan A. Wiesner, Joanne C. Wu, Timothy A. Bulow
2022	Stephen J. Barnard	Bryan E. Giles, Juan A. Wiesner, Joanne C. Wu, Timothy A. Bulow
2021	Stephen J. Barnard	Bryan E. Giles, Juan A. Wiesner, Joanne C. Wu, Michael A. Browne

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq U.S. Smart Food & Beverage Total Return Index.

PEO Total Compensation Amount	$ 3,050,746	$ 3,500,819	$ 2,575,284	$ 2,670,018	$ 1,266,091
PEO Actually Paid Compensation Amount	$ 4,085,031	4,722,779	(477,343)	1,450,041	5,043,593
Adjustment To PEO Compensation, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025		2024		2023		2022		2021
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	3,050,746	1,549,036	3,500,819	1,560,735	2,575,284	1,160,340	2,670,018	813,970	1,266,091	537,456
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,157,891)	(574,124)	(1,238,312)	(609,665)	(1,717,803)	(468,097)	(1,821,201)	(307,324)	—	(41,089)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,349,044	668,906	1,903,070	877,863	1,143,910	246,459	1,735,515	292,865	—	36,309

	2025		2024		2023		2022		2021
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	12,809	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	230,124	108,188	572,164	118,663	(1,699,038)	(195,368)	(581,060)	(35,821)	2,625,582	157,052
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	613,008	123,860	(14,962)	23,221	(779,696)	(78,794)	(553,231)	(35,921)	1,151,920	48,475
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—	—	—	(37,009)
TOTAL ADJUSTMENTS	1,034,285	326,830	1,221,960	410,082	(3,052,627)	(482,991)	(1,219,977)	(86,201)	3,777,502	163,738
COMPENSATION ACTUALLY PAID	4,085,031	1,875,866	4,722,779	1,970,817	(477,343)	677,349	1,450,041	727,769	5,043,593	701,194

Non-PEO NEO Average Total Compensation Amount	$ 1,549,036	1,560,735	1,160,340	813,970	537,456
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,875,866	1,970,817	677,349	727,769	701,194
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025		2024		2023		2022		2021
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Summary Compensation Table Total	3,050,746	1,549,036	3,500,819	1,560,735	2,575,284	1,160,340	2,670,018	813,970	1,266,091	537,456
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,157,891)	(574,124)	(1,238,312)	(609,665)	(1,717,803)	(468,097)	(1,821,201)	(307,324)	—	(41,089)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,349,044	668,906	1,903,070	877,863	1,143,910	246,459	1,735,515	292,865	—	36,309

	2025		2024		2023		2022		2021
Adjustments	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)	PEO ($)	Average Non-PEO NEOs ($)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—	—	—	12,809	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	230,124	108,188	572,164	118,663	(1,699,038)	(195,368)	(581,060)	(35,821)	2,625,582	157,052
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	613,008	123,860	(14,962)	23,221	(779,696)	(78,794)	(553,231)	(35,921)	1,151,920	48,475
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	—	—	—	—	(37,009)
TOTAL ADJUSTMENTS	1,034,285	326,830	1,221,960	410,082	(3,052,627)	(482,991)	(1,219,977)	(86,201)	3,777,502	163,738
COMPENSATION ACTUALLY PAID	4,085,031	1,875,866	4,722,779	1,970,817	(477,343)	677,349	1,450,041	727,769	5,043,593	701,194

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	CAP versus Adjusted EBITDA
Total Shareholder Return Vs Peer Group	CAP versus TSR
Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended October 31, 2025:
•	Adjusted EBITDA
•	Adjusted net income per share; and
•	Adjusted operating income
For additional details regarding our most important financial performance measures, see Overview of 2025 Compensation Program for NEOs, Fiscal 2025 Compensation Decisions, and 2026 Compensation Design.

Total Shareholder Return Amount	$ 87.3	89.5	71.3	126.2	144
Peer Group Total Shareholder Return Amount	$ 115.7	$ 130	$ 116.8	$ 135.9	$ 122.2
Company Selected Measure Amount	110,800,000	107,800,000	48,400,000	47,600,000	85,300,000
PEO Name	Stephen J. Barnard	Stephen J. Barnard	Stephen J. Barnard	Stephen J. Barnard	Stephen J. Barnard
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 40,500,000	$ 41,800,000	$ (3,100,000)	$ (34,900,000)	$ 44,900,000
Share Price | $ / shares	$ 11.52	$ 11.8	$ 9.41	$ 16.64	$ 18.99
Percentage of Probability of Achievement for Performance Share Units PSUs Granted Grant Date One		0.00%	0.00%	70.00%
Percentage of Probability of Achievement for Performance Share Units PSUs Granted Grant Date Two	174.00%	102.00%	60.00%
Percentage of Probability of Achievement for Performance Share Units PSUs Granted Grant Date Three	200.00%	161.00%
Percentage of Probability of Achievement for Performance Share Units PSUs Granted Grant Date Four	167.00%
Fair Value Assumptions Expected Volatility Rate Minimum	34.80%
Fair Value Assumptions Expected Volatility Rate Maximum	38.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	25.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	30.00%
Fair Value Assumptions Risk Free Interest Rate Maximum	1.12%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	4.89%
Fair Value Assumptions Risk Free Interest Rate Minimum	0.38%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.70%
Fair Value Assumptions Expected Term Minimum	2 years 6 months
Fair Value Assumptions Expected Term Maximum	6 years 2 months 1 day
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Minimum	6 years 3 months
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Maximum	7 years 2 months 12 days
Fair Value Assumptions Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions Estimated Forfeitures Rate	0.00%
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Estimated Forfeitures Percentage	0.00%
Interest Expense, Nonoperating	$ 9,400,000	$ 12,600,000	$ 11,600,000	$ 5,500,000	$ 3,700,000
Income Tax Expense (Benefit)	21,400,000	18,600,000	2,200,000	3,700,000	21,100,000
Depreciation, Depletion and Amortization	34,600,000	37,700,000	32,800,000	24,800,000	20,400,000
Income (Loss) from Equity Method Investments	(5,400,000)	(3,700,000)	4,000,000	5,100,000	7,500,000
Share-Based Payment Arrangement, Noncash Expense	8,800,000	7,100,000	4,500,000	3,600,000	2,600,000
Severance Costs	0	1,300,000	1,300,000	0	0
Litigation Settlement, Fee Expense	0	200,000	0	0	800,000
Gain (Loss) on Sale of Assets and Asset Impairment Charges	3,900,000	3,900,000	1,300,000	400,000	(200,000)
Farming Costs for Non Productive Orchards	1,800,000	1,700,000	1,800,000	1,500,000	800,000
Software Implementation Costs Noncapitalizable	2,200,000	2,200,000	2,200,000	4,600,000	0
Goodwill, Impairment Loss	0	0	0	49,500,000	0
Business Combination, Achieved in Stages, Preacquisition Equity Interest in Acquiree, Remeasurement, Gain	0	0	0	2,000,000	0
Investment Advisory Fee	1,200,000	0	300,000	600,000	0
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Amortization of Inventory Adjustment	0	0	700,000	400,000	0
Disposal Group, Including Discontinued Operation, Costs of Goods Sold	200,000	0	0	0	0
Import Tariff charges	1,100,000	0	0	0	0
Other Nonoperating Income (Expense)	(700,000)	(3,600,000)	200,000	(4,400,000)	(1,300,000)
Net Income Loss Attributable to Noncontrolling Interest Including Non-GAAP Adjustments	(8,200,000)	(12,000,000)	(3,400,000)	(600,000)	0
Income Loss from Continuing Operations Before Interest Taxes Depreciation and Amortization	$ 110,800,000	107,800,000	48,400,000	47,600,000	$ 85,300,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares					0.0		1.7
Number of Non PEO NEOs that Received One Time Stock Option Grant | Employee						3
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income per share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted operating income
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,034,285	1,221,960	(3,052,627)	(1,219,977)	$ 3,777,502
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,157,891)	(1,238,312)	(1,717,803)	(1,821,201)	0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,349,044	1,903,070	1,143,910	1,735,515	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	230,124	572,164	(1,699,038)	(581,060)	2,625,582
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	613,008	(14,962)	(779,696)	(553,231)	1,151,920
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	326,830	410,082	(482,991)	(86,201)	163,738
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(574,124)	(609,665)	(468,097)	(307,324)	(41,089)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	668,906	877,863	246,459	292,865	36,309
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,188	118,663	(195,368)	(35,821)	157,052
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	12,809	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	123,860	23,221	(78,794)	(35,921)	48,475
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (37,009)